CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

4. CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The Company’s cash equivalents and short-term investments are invested in the following (in thousands):

June 30, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds	$180,998	$—	$—	$180,998
Total cash equivalents	180,998	—	—	180,998
Commercial paper	159,591	—	—	159,591
Corporate bonds	104,758	9	(12)	104,755
Government bonds	36,736	1	(9)	36,728
Asset-backed securities	25,246	1	(3)	25,244
Total short-term investments	326,331	11	(24)	326,318
Total cash equivalents and short-term investments	$507,329	$11	$(24)	$507,316

December 31, 2020	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$75,374	$—	$—	$75,374
Money market funds	407,512	—	—	407,512
Total cash equivalents	482,886	—	—	482,886
U.S. Treasury securities	19,995	2	—	19,997
Commercial paper	43,911	—	—	43,911
Corporate bonds	47,970	—	(11)	47,959
Total short-term investments	111,876	2	(11)	111,867
Total cash equivalents and short-term investments	$594,762	$2	$(11)	$594,753

4. CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The Company’s cash equivalents and short-term investments are invested in the following (in thousands):

December 31, 2020	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$75,374	$—	$—	$75,374
Money market funds	407,512	—	—	407,512
Total cash equivalents	482,886	—	—	482,886
U.S Treasury securities	19,995	2	—	19,997
Commercial paper	43,911	—	—	43,911
Corporate bonds	47,970	—	(11)	47,959
Total short-term investments	111,876	2	(11)	111,867
Total cash equivalents and short-term investments	$594,762	$2	$(11)	$594,753

December 31, 2019	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Repurchase agreements	$25,001	$—	$—	$25,001
Money market funds	40,454	—	—	40,454
Total cash equivalents	65,455	—	—	65,455
Asset‑backed securities	16,786	20	—	16,806
Commercial paper	19,938	—	—	19,938
Corporate bonds	47,955	55	—	48,010
Total short-term investments	84,679	75	—	84,754
Total cash equivalents and short-term investments	$150,134	$75	$—	$150,209